INCOME AND SOCIAL CONTRIBUTION TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Schedule of income and social contribution taxes recoverable	8.c. Income and social contribution taxes recoverable

	12.31.2025	12.31.2024
Income taxes recoverable	331,342	711,237
Social contribution taxes recoverable	24,944	141,457
Total	356,286	852,694

Schedule of income and social contribution taxes payable
8.d. Income and social contribution taxes payable

	12.31.2025	12.31.2024
Income taxes payable	301,699	170,125
Social contribution taxes payable	90,606	55,128
Total	392,305	225,253

Current	130,866	9,898
Non-current	261,439	215,355

Schedule of significant components of deferred income and social contribution taxes
Below, we present the composition and movement of the main components of deferred income tax (“IR”) and social contribution (“CS”).

	Balance on 12.31.2023	Income statement	Comprehensive income	IPNET Business Combination (Note 1.c.3)	Balance on 12.31.2024	Income statement	Comprehensive income	Samauma Business Combination (Note 1.c.1)	FiBrasil Business Combination (Note 1.c.2)	Balance on	Cyber Business Combination (Note 1.c.6)	Balance on 12.31.2025
Deferred tax assets (liabilities)
Income and social contribution taxes on tax losses(1)	2,097,731	(376,950)	—	—	1,720,781	(362,749)	—	—	79,694		—	1,437,726
Income and social contribution taxes on temporary differences(2)	(5,339,226)	(77,430)	(149,400)	(12,187)	(5,578,243)	192,336	54,654	(3,535)	(18,495)		3,656	(5,349,627)
Provision for legal, labor, tax civil and regulatory contingencies	2,390,268	(321,522)	—	19,604	2,088,350	49,643	—	837	8,702		—	2,147,532
Trade accounts payable and other provision	1,895,643	465,563	—	—	2,361,206	606,736	—	—	2,454		369	2,970,765
Customer portfolio and trademarks	(178,158)	33,959	—	—	(144,199)	14,105	—	—	—		—	(130,094)
Estimated losses on impairment of accounts receivable	622,046	(623)	—	(1,542)	619,881	76,303	—	—	296		—	696,480
Estimated losses from modems and other P&E items	109,985	4,794	—	—	114,779	(1,466)	—	—	—		—	113,313
Pension plans and other post-employment benefits	364,335	30,067	(149,103)	—	245,299	(64,296)	30,138	—	—		—	211,141
Profit sharing	223,420	(13,590)	—	—	209,830	10,237	—	—	4,477		2,222	226,766
Licenses	(2,366,402)	157,762	—	—	(2,208,640)	157,760	—	—	—		—	(2,050,880)
Goodwill from incorporated companies (Spanish and Navytree, Vivo Part., GVTPart., Garliava and Vita IT)	(7,443,807)	(234,417)	—	—	(7,678,224)	(211,661)	—	—	(16,856)		—	(7,906,741)
Property and equipment of small value	(1,190,678)	(56,360)	—	—	(1,247,038)	12,475	—	—	—		—	(1,234,563)
Technological Innovation Law	(7,158)	1,440	—	—	(5,718)	1,422	—	—	—		—	(4,296)
On other temporary differences	241,280	(144,503)	(297)	(30,249)	66,231	(458,922)	24,516	(4,372)	(17,568)		1,065	(389,050)
Total deferred tax (Liabilities), non-current	(3,241,495)	(454,380)	(149,400)	(12,187)	(3,857,462)	(170,413)	54,654	(3,535)	61,199		3,656	(3,911,901)

Deferred tax assets	9,177,084				8,947,536							9,593,230
Deferred tax liabilities	(12,418,579)				(12,804,998)							(13,505,131)
Deferred tax liabilities, net	(3,241,495)				(3,857,462)							(3,911,901)

Represented in the balance sheet as follows:
Deferred tax assets of subsidiaries	177,245				158,215							314,284
Deferred tax (Liabilities)	(3,418,740)				(4,015,677)							(4,226,185)

(1)Under Brazilian tax legislation these may be offset up to 30% of the annual taxable income but otherwise have no expiry date.
(2)Amounts that will be realized upon payment of provision, occurrence of impairment losses for trade accounts receivable, or realization of inventories, as well as upon reversal of other provision.

Schedule of expected realization of deferred taxes
Below, we present the expected periods for the realization of net deferred taxes, based on projections that may change in the future.

Year
2026	3,844,462
2027	609,619
2028	261,473
2029	92,491
2030	(332,578)
2031 onwards	(8,387,368)
Total	(3,911,901)

Schedule of reconciliation of income and social contribution tax expense
The statutory tax rate is 34% (income tax of 25% and social contribution tax of 9%) for the years ended December 31, 2025, 2024 and 2023.

	2025	2024	2023
Income before taxes	7,270,943	6,763,809	5,573,916
Income and social contribution tax expenses, at the tax rate of 34%	(2,472,121)	(2,299,695)	(1,895,131)
Permanent differences
Tax benefit related to interest on equity allocated	1,145,800	1,055,700	881,202
IR and CS on interest SELIC update of undue debts	—	—	89,254
Non-deductible expenses, gifts, incentives	(147,708)	(128,670)	(95,677)
Exploration profit	32,412	85,369	90,258
Equity pickup	(6,197)	(1,479)	(4,623)
Unclaimed interest on equity	(14,169)	(19,182)	(19,253)
Deferred taxes on tax losses, negative basis and temporary differences recognized in subsidiaries	32,469	—	84,274
Other exclusions, net	336,114	101,480	335,757
Tax debits	(1,093,400)	(1,206,477)	(533,939)

Effective rate	15.0%	17.8%	9.6%
Current income and social contribution taxes	(922,987)	(752,097)	(665,499)
Deferred income and social contribution taxes	(170,413)	(454,380)	131,560